INVESTMENT SECURITIES - Amount of credit losses on debt securities for which portion of other-than-temporary impairment was recognized in other comprehensive income (Details 2) - USD ($)
$ in Thousands
12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance	$ 15,743	$ 15,733
Credit losses on securities for which other-than-temporary impairment was not previously recorded
Additional credit losses on securities for which an other-than-temporary impairment charge was previously recorded	$ 155	$ 10
Reductions for securities sold during the period
Balance	$ 15,898	$ 15,743